Description of Organization and Business Operations (Details) - AJAX I [Member]		1 Months Ended	5 Months Ended	6 Months Ended
	Oct. 30, 2020 GBP (£) £ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Aug. 04, 2021 USD ($)	May 15, 2021 USD ($)	Mar. 22, 2021 USD ($)	Sep. 22, 2020 shares
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares								9,583,333
Warrant price per share (in Dollars per share) | $ / shares			$ 18.00	$ 18.00
Transaction costs amount			$ 44,919,371	$ 44,919,371
Consisting fees			16,099,818
Underwriting fees			28,174,682
Deferred underwriting fees			$ 644,871
Operating amount				$ 1,916,741
Proposed public offering, description			Following the closing of the Initial Public Offering on October 30, 2020, an amount of $804,990,900 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.	Following the closing of the Initial Public Offering on October 30, 2020, an amount of $804,990,900 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and certain of the proceeds of the sale of the Private Placement Warrants were placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
Business combination percentage			80.00%	80.00%
Ownership percentage			50.00%	50.00%
Trust account per shares (in Dollars per share) | $ / shares			$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	$ 5,000,001
Public shares percentage			15.00%	15.00%
Redeem public shares percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Offering price per shares (in Dollars per share) | $ / shares			$ 1.00
Public per share (in Dollars per share) | $ / shares			$ 10.00	$ 10.00
Underwriting fees				$ 16,099,818
Deferred underwriting fees				28,174,682
Other offering costs				644,871
Working deficit				2,080,560
Aggregate loan amount						$ 2,000,000	$ 1,500,000
Executive loans outstanding				$ 3,500,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares	80,499,090	80,499,090
Transaction costs amount			$ 1,316,194
Operating amount			$ 43,603,177
Offering price per shares (in Dollars per share) | $ / shares			$ (10.00)	$ (10.00)
Over-Allotments Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares	5,499,090	5,499,090
Price per share (in Pounds per share) | £ / shares	£ 10.00
Gross proceeds	£ 804,990,900	$ 804,990,900
Offering price per shares (in Dollars per share) | $ / shares		$ 10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 21,129,818
issued of warrants shares (in Shares) | shares			21,129,818
Warrant price per share (in Dollars per share) | $ / shares			$ 1.00	1.00
Price per shares (in Dollars per share) | $ / shares				$ 21,129,818
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds				$ 21,129,818
Business combinations [member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets			$ 5,000,001	$ 5,000,001
			The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.	The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.
Non-adjusting events after reporting period [member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate loan amount					$ 1,650,000